Intangible Assets, Net (Tables)	12 Months Ended
Feb. 28, 2021
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of
	February 29, 2020	February 28, 2021
	RMB	RMB	USD
Trade name	37,400	37,400	5,778
Student base and customer relationship	7,940	7,940	1,227
School cooperation agreements	1,000	1,000	154
Non-compete agreements	670	670	104
Purchased software	322	322	50
License	—	302	46
Total	47,332	47,634	7,359
Less: accumulated amortization	7,763	9,712	1,500
accumulated impairment losses	30,804	30,804	4,759
Intangible assets, net	8,765	7,118	1,100